Stockholders' Deficit - Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding (Details) - Stock Option [Member]	12 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) | shares	1,177,160
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 4 months 17 days
Warrants Outstanding, Weighted Average Exercise Price	$ 66.09
Public and Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92
Warrants Outstanding, Number Outstanding (in Shares) | shares	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 65.46
April 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares) | shares	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	10 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.08
June 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2
Warrants Outstanding, Number Outstanding (in Shares) | shares	150,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.25
August 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2
Warrants Outstanding, Number Outstanding (in Shares) | shares	175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	8 months 19 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.3
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	2
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92